UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22707

 NAME OF REGISTRANT:                     Cohen & Steers Limited Duration
                                         Preferred and Income Fund,
                                         Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 280 Park Avenue
                                         10th Floor
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Tina M. Payne
                                         280 Park Avenue
                                         10th Floor
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-832-3232

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2013 - 06/30/2014


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

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
 SEASPAN CORPORATION                                                                         Agenda Number:  933907670
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y75638125
    Meeting Type:  Special
    Meeting Date:  28-Jan-2014
          Ticker:  SSWPRC
            ISIN:  MHY756381254
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     ADOPTION OF AN AMENDMENT TO SEASPAN                       Mgmt          Against                        Against
       CORPORATION'S AMENDED AND RESTATED ARTICLES
       OF INCORPORATION TO INCREASE THE NUMBER OF
       AUTHORIZED PREFERRED SHARES FROM 65,000,000
       TO 150,000,000, WITH A CORRESPONDING
       INCREASE IN THE NUMBER OF AUTHORIZED SHARES
       OF CAPITAL STOCK FROM 290,000,100 TO
       375,000,100.

2.     ADOPTION OF AN AMENDMENT TO SEASPAN                       Mgmt          For                            For
       CORPORATION'S AMENDED AND RESTATED ARTICLES
       OF INCORPORATION TO DECLASSIFY THE BOARD OF
       DIRECTORS OF SEASPAN CORPORATION AND
       PROVIDE FOR THE ANNUAL ELECTION OF THE
       MEMBERS OF THE BOARD OF DIRECTORS.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cohen & Steers Limited Duration Preferred and
		     Income Fund, Inc.
By (Signature)       /s/ Tina M. Payne
Name                 Tina M. Payne
Title                Assistant Secretary
Date                 08/08/2014